Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of “Other liabilities” as of December 31, 2016 and 2015 is as follows:

	2016	2015
	(in millions)
Advances on buy-back agreements	$2,429	$2,147
Warranty and campaign programs	940	908
Marketing and sales incentive programs	1,182	1,166
Tax payables	714	528
Accrued expenses and deferred income	634	595
Accrued employee benefits	633	572
Legal reserves and other provisions	355	389
Contract reserve	407	396
Restructuring reserve	30	51
Other	681	736
Total	$8,005	$7,488

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the basic warranty and campaign program accrual for the years ended December 31, 2016 and 2015 are as follows:

	2016	2015
	(in millions)
Balance, beginning of year	$908	$1,020
Current year additions	806	738
Claims paid	(706)	(723)
Currency translation adjustment and other	(68)	(127)
Balance, end of year	$940	$908

Schedule Of Restructuring Activity

The following table sets forth restructuring activity for the years ended December 31, 2016, 2015 and 2014:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2014	$69	$1	$7	$77
Restructuring charges	118	32	34	184
Reserves utilized: cash	(74)	—	(8)	(82)
Reserves utilized: non-cash	(13)	(26)	(24)	(63)
Currency translation adjustments	(14)	(1)	(6)	(21)
Balance at December 31, 2014	$86	$6	$3	$95
Restructuring charges	66	—	18	84
Reserves utilized: cash	(112)	(3)	(1)	(116)
Reserves utilized: non-cash	(5)	—	—	(5)
Currency translation adjustments	(5)	2	(4)	(7)
Balance at December 31, 2015	$30	$5	$16	$51
Restructuring charges	56	(1)	(11)	44
Reserves utilized: cash	(55)	—	(4)	(59)
Reserves utilized: non-cash	—	—	(3)	(3)
Currency translation adjustments	(8)	3	2	(3)
Balance at December 31, 2016	$23	$7	$-	$30